Convertible Notes Payable (Details) - USD ($)					3 Months Ended		12 Months Ended
	Dec. 21, 2022	Nov. 14, 2022	May 30, 2022	Jul. 19, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 10, 2023	Dec. 15, 2022
Convertible Notes Payable (Details) [Line Items]
Convertible note payable							$ 2,400,000			$ 500,000
T							$ 2,355,735	$ 6,354,227		$ 200,000
Note payable conversion, description					The 2023A Convertible Notes convert at two dollars ($2.00) per share concurrently when shares of common stock are sold to the public in the Financing Event (defined as declaring the registration statement effective), or in the event the Financing Event is not completed within eighteen (18) months from the date of the individually issued notes, the Conversion Price shall be the reduced price of two dollars ($2.00) per share and the conversion amount shall automatically be converted into common stock of the Company at $2.00 per share on the Maturity Date. The annual rate of return is twelve percent (12.0%) per annum, which was paid as a Payment-in-Kind in the Company’s common stock valued at two dollars ($2.00) per share. Concurrently with the sales of the 2023A Convertible Note Payable, warrants (the “Warrants”) were issued at a rate of one (1) Warrant for every ten dollars ($10) principal amount of notes purchased. Each Warrant shall be exercisable for a period of five (5) years at a price of $5.50 per share.
Warrant price (in Dollars per share)						$ 0.02
Accrued interest	$ 5,000		$ 742,700	$ 334,000
Maturity date							May 30, 2022		Oct. 30, 2021
Cumulative gross proceeds				5,000,000
Warrants and beneficial conversion description							• Term — 4 – 17 months• Risk-free Interest Rate — 0.1% to 0.8%, average of 0.6%• Dividend Rate 0• Volatility 61.7%
Recorded compensation to advisor							$ 362,693
Convertible warrants shares (in Shares)							78,292
Warrants exercise price, per share (in Dollars per share)							$ 5
Debt discount of the warrants description							• Term — 12 – 21 months• Risk-free Interest Rate — 0.03% to 0.8%, average of 0.36%• Dividend Rate 0• Volatility 61.7%
Note payable conversion description							at $2.00 per share concurrently when shares of common stock are sold to the public in the financing event; or in the event the financing event is not completed within eighteen (18) months from the date of the individually issued notes, the Conversion Price, reduced from the original conversion proce of $4.00 per share, was two dollars ($2.00) per share and the Conversion Amount shall automatically be converted into common stock of the Company at $2.00 per share on the Maturity. The 2022 Convertible Note Payable carry an annual rate of return of twelve (12.0%) percent simple interest and all interest and principle are paid in the Company’s Common Shares at a value of five ($2.00) dollars per share, or, as Payment-in-Kind, or P-I-K. Interest shall be paid quarterly until maturity date. Additionally, concurrently, with the 2022 Convertible Notes, the Company issued with the 2022 Convertible Notes Warrant (the “Warrants”) at a rate of one (1) Warrant for every $10 of Notes purchased. Each Warrant shall be exercisable for a period of five (5) years at a price of $5.50 per share.
Convertible warrants shares (in Shares)					12,370,002		13,811,499
Gain on debt							$ 208,811
Recorded compensation							$ 205,600
Maximum [Member]
Convertible Notes Payable (Details) [Line Items]
Warrant price (in Dollars per share)						0.37
Warrants exercise price, per share (in Dollars per share)							$ 4
Conversion price (in Dollars per share)		$ 4
Minimum [Member]
Convertible Notes Payable (Details) [Line Items]
Warrant price (in Dollars per share)						$ 0.35
Warrants exercise price, per share (in Dollars per share)							$ 2
Conversion price (in Dollars per share)		$ 2
2020 Convertible Note Payable [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note payable									$ 4,004,900
Warrents percentage									50.00%
Warrant price (in Dollars per share)									$ 5
Warrants issued (in Shares)									400,490
Accrued interest									$ 148,000
Annual rate of return percentage									10.00%
Common stock per share value (in Dollars per share)									$ 5
Cumulative gross proceeds									$ 5,000,000
Outstanding principal balance				$ 5,000,000
Common stock, shares (in Shares)				867,767
2021 Convertible Note Payable [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note payable								$ 7,226,335
Warrents percentage								50.00%
Warrant price (in Dollars per share)								$ 5
Warrants issued (in Shares)								722,637
Annual rate of return percentage								10.00%
Common stock per share value (in Dollars per share)								$ 5
Common stock, shares (in Shares)	11,000		1,583,807
Convertible note payable principal amount	$ 50,000		$ 7,176,335
2022 Convertible Note Payable [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note payable							$ 2,570,000
Convertible warrants shares (in Shares)							257,000
Black-Scholes [Member]
Convertible Notes Payable (Details) [Line Items]
Warrants and beneficial conversion description							• Term — 3 – 18 months (maturity date of the convertible notes)• Risk-free Interest Rate — 3.1% to 4.4%, average of 3.9% (US Treasury rates)• Dividend Rate 0 (Historical amounts)• Volatility 69.5 – 82.5%
Debt discount and beneficial conversion description							• Term — 13 – 15 months• Risk-free Interest Rate — 4.5% to 4.7%, average of 4.6%• Dividend Rate 0• Volatility 77.3 – 82.5%
Advisor [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible warrants shares (in Shares)											78,292
Financial advisor [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible warrants shares (in Shares)							66,413